NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)	NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)Operating income

Accounting policies
Research tax credit
The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.
The Company has benefited from the Research Tax Credit since its inception.
The CIR is presented under operating income as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
Subsidies
Subsidies received that are not repayable by the Company are recognized as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.
Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.
A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized as operating income when there exists reasonable assurance that the subsidies will be received.
Revenues from licenses or other contracts
For each of its partnership agreements, the Company determines if it acts as a principal or as an agent in accordance with IFRS 15 Revenue from contracts with customers (“IFRS 15").

Partnership with Orphan Europe NOPHO clinical trial
Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This Income is recognized in “other income” in the statement of income (loss).

License agreement with SQZ Biotechnologies ("SQZ")
Under the term of the agreement, the Company has granted SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. In accordance with IFRS15, this agreement grants to SQZ Biotechnologies a right to use the underlying intellectual property ("static license"). Consequently, the income linked to the upfront payment (€1 million) was recognized in June 2019 when SQZ Biotechnologies could begin to use the licensed intellectual property.

The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Research Tax Credit	3,430	3,669	1,486
Subsidies and extinguishment of conditional advance (1)	42	383	4,968
Income from licenses or other contracts	246	128	194
Net gain on disposal of tangible assets			24,351
Total	3,718	4,180	30,998
(1) The extinguishment of BPI conditional advance on TEDAC research program for €4,895 thousand is discussed in note 4.8.2.
The reduction in the research tax credit is related to the end of the TRYbeCA1 clinical trial.
The net gain from the disposal of fixed assets is related to the sale of the Princeton plant to Catalent and breaks down as follows :
–Proceeds from the sale of €40,676 thousand ($44,500 thousand);
–The net book value of tangible fixed assets of €15,673 thousand ($17,146 thousand);
–The net book value of intangible fixed assets of €4 thousand ($4 thousand)
–The net book value of the rights of use for €3,022 thousand ($3,307 thousand);
–The cancellation of the lease obligation for €5,419 thousand ($5,928 thousand);
–Transaction costs of €3,046 thousand ($3,333 thousand)
Operating expenses by natureResearch and development expenses

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	54	6,732	6,786
IT costs and maintenance	117	1,162	1,279
Services, subcontracting and fees	1,099	28,487	29,586
Personnel expenses	2,268	13,361	15,629
Depreciation and amortization	283	3,951	4,234
Other	25	41	66
Total	3,846	53,734	57,580

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	151	4,849	5,000
IT costs and maintenance	116	1,366	1,482
Services, subcontracting and fees	589	17,480	18,069
Personnel expenses	1,960	13,633	15,593
Depreciation and amortization	353	4,531	4,884
Other	17	55	72
Total	3,186	41,914	45,100

For the year ended December 31, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	165	1,019	1,184
IT costs and maintenance	45	949	994
Services, subcontracting and fees	395	1,287	1,682
Personnel expenses	1,883	9,576	11,459
Depreciation, amortization & impairment	444	3,548	3,992
Other	82	514	596
Total	3,014	16,893	19,907
The €25.2 million significant decrease in research and development expenses between 2022 and 2021 can be explained by:
–a decrease of €16.4 million of services and subcontracting expenses:
–TRYbeCA-1 study cost decreased by $14.5 million, of which patient cost for €5.3 million, CRO cost for €5.9 million, Graspa production cost for €1.5 million and other clinical vendors for €1.8 million, following the negative result of the study at the end of 2021 .
–TRYbeCA-2 cost decreased by €0.9 million (including €0.6 million for patient cost) and NOPHO cost decreased by €0.3 million.
–a decrease in consumable of €3.8 million, as no additional purchase of Eryaspase were made in 2022.
–a decrease of €4.1 million of personnel expenses, with the transfer to Catalent of Princeton manufacturing facility employees in April 2022 and the restructuring plan in Lyon completed in the fourth quarter 2022. The average number of full-time employees allocated to our research and development workforce decreased from 152 in 2021 to 93 in 2022. The personnel expense in 2022 includes a Lyon (France) restructuring charge of €1.3 million (refer to note 1 and 4.6).
–a net decrease in depreciation and amortization expenses of €- 0.9 million in 2022, mainly related to:
–the decrease in depreciation of the Princeton Manufacturing facility sold to Catalent for €2.0 million
–the decrease in amortization and impairment of intangible assets of €0.6 million in 2022 (due to impairment loss recorded in 2021 on the Troy project)
–an impairment charge of €1.7 million in 2022 for the facilities, fixtures, equipment and rights of use of the Adenine production unit in France (refer to notes 4.1.3 and 4.2).
The €12.5 million decrease in research and development expenses between 2021 and 2020 can be explained by:
–the decrease of €11.5 million in external services mainly linked to decrease in clinical study expenses (Clinical Research Organization vendor and Patients site cost).
–the decrease of €1.8 million in consumables, mainly related to reduction of purchase of Asparagynase (Graspa production key component used in clinical trial for patient treatment)
General and administrative expenses

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Consumables	224	226	93
IT Costs and maintenance	1,070	1,129	1,048
Services, subcontracting and fees	5,962	6,684	6,477
Personnel expenses	6,573	6,174	5,013
Depreciation and amortization	686	494	627
Other	455	888	630
Total	14,970	15,595	13,887
The 0.6 million euro increase of general and administrative expenses between 2020 and 2021 is explained mostly by insurance premium increase of €1,323 thousand and personnel expenses decrease €399 thousand.
The €1.71 million decrease of general and administrative expenses between 2021 and 2022 is explained mostly by personnel expenses reductions. G&A personnel expenses decreased by €1.2 million in 2022, with the combined effects of employees resignations and a restructuring plan in Lyon . The average number of full-time employees allocated to our G&A workforce decreased from 42 in 2021 to 26 in 2022. The personnel expense in 2022 includes a Lyon (France) restructuring charge of €0.4 million (refer to note 1 and 4.6).
Personnel expensesResearch and development expenses

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,579	9,886	11,465
Share-based payments (employees and executive management)	24	507	531
Social security expenses	665	2,968	3,633
Total personnel expenses	2,268	13,361	15,629

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,318	10,106	11,424
Share-based payments (employees and executive management)	110	570	680
Social security expenses	532	2,957	3,489
Total personnel expenses	1,960	13,633	15,593

For the year ended December 31, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,348	7,748	9,096
Share-based payments (employees and executives)	0	(44)	(44)
Social security expenses	535	1,872	2,407
Total personnel expenses	1,883	9,576	11,459
The weighted average full-time employees (FTE) was 166 in 2020, 152 in 2021 and 93 in 2022.
General and administrative expenses

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Wages and salaries	4,393	4,032	3,399
Share-based payments (employees and executive management)	532	561	442
Social security expenses	1,648	1,581	1,172
Total personnel expenses	6,573	6,174	5,013
The weighted average full-time employees (FTE) was 41 in 2020, 42 in 2021 and 26 in 2022.
Share-based payments (IFRS 2)

Accounting policies

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration granted with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation) and Monte-Carlo valuation model (for AGA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

The Company has no legal or constructive obligation to repurchase or settle any of these equity instruments in cash.

Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
In the event of a beneficiary departure from the Company for any reason whatsoever, this beneficiary shall retain the BSPCE2014 to which he subscribed prior to his departure. However, in the event of a beneficiary departure from the Company, for any reason whatsoever, prior to subscription of the BSPCE2014 to which the beneficiary has a right, the BSPCE2014 will be forfeited. In this situation, the BSPCE2014 not subscribed may be re-allocated to other beneficiaries within the same category and/or replacing the person who left the Company.
Share subscription warrants (“BSA”) plan

Types of securities	BSA2014	BSA2016	BSA2017	BSA2019	BSA2021
Vesting period	NA	Tranche 1 : 1 year Tranche 2 : 2 years	Tranche 1 : 1 year Tranche 2 : 2 years Tranche 3 : 3 years	2 years	1 year
Maturity	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022	October 2024
The main assumptions used to determine the fair value of the plans granted in 2021. The Company did not grant new BSA in 2020 and 2022.

Grant in July 2021
Number of warrants	75,250
Plan	BSA2021
Exercise price	€3.82
Price of the underlying share	€3.55
Expected dividends	—%
Volatility (1)	55.16%
Expected term	2.5 years
Fair value of the plan (in thousands of euros) (2)	82
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)The acquisition price of the BSA granted in July 2021 was equal to the grant date fair value of the instrument. Therefore, no expense was recognized under IFRS 2.
Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019	SO2020	SO2021
Vesting period (identical for all plans)	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029 February-2030	Depending of the grant date July-2030 November-2030 June-2031	Depending of the grant date July-2031 December-2031
The main assumptions used to determine the fair value of the plans granted in 2020 and 2021 are presented in the tables below. The Company did not grant any SO in 2022.

	Grant in February 2020	Grant in July 2020
Number of options	41,950	374,000
Plan	SO2019	SO2020
Exercise price	€5.87	€6.88
Price of the underlying share	€5.51	€6.56
Expected dividends	0.00%	0.00%
Volatility (1)	41.35%	43.41%
Expected term	T1: 6 years T2: 6.5 years
Fair value of the plan (in thousands of euros)	84	951

	Grant in November 2020	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of options	75,000	57,000	377,550	149,000
Plan	SO2020	SO2020	SO2021	SO2021
Exercise price	€6.14	€4.78	€3.71	€2.14
Price of the underlying share	€6.37	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	44.32%	44.30%	44.25%	45.82%
Expected term	T1: 6 years T2: 6.5 years
Fair value of the plan (in thousands of euros)	199	96	533	131
(1)based on the historical volatility observed on the ERYP index on Euronext
Free shares (“AGA”) plan

Types of securities	AGA2017	AGA2018	AGA2019	AGA2020	AGA2021
Vesting period	Tranche 1:1 year Tranche 2: 2 years Tranche 3: 3 years		Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years
The main assumptions used to determine the fair value of the plans granted in 2020 and 2021 are presented in the table below. The Company did not grant new AGA in 2022.

	Grant in February 2020	Grant in July 2020
Number of shares	50,037	250,012
Plan	AGA 2019	AGA 2020
Price of the underlying share	€5.51	€6.56
Expected dividends	0.00%	0.00%
Volatility (1)	38.55%	42.23%
Maturity	5 years	5 years
Performance criteria	(2)	(2)
ERYP	€5.87	€6.88
Performance multiple ("PM")	2	2
Fair value of the plan (in thousands of euros)	133	877

	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of shares	50,831	231,000	93,331
Plan	AGA 2020	AGA 2021	AGA 2021
Price of the underlying share	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	44.79%	44.72%	47.56%
Maturity	5 years	5 years	5 years
Performance criteria	(2)	(2)	(2)
ERYP	€4.78	€3.71	€2.14
Performance multiple ("PM")	2	2	2
Fair value of the plan (in thousands of euros)	121	465	133
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:
◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;
◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	537	298	239	—
BSA	43	—	—	43
SO	599	189	410	—
Total	1,179	487	649	43

Plan name	Amount in P&L in euros thousands as of December 31, 2021	of which employees	of which executive officers and executive committee	of which board members
AGA	616	306	311
BSA	1			1
SO	706	193	432	82
Total	1,323	499	743	83

Plan name	Amount in P&L in euros thousands as of December 31, 2022	of which employees	of which executive officers and executive committee	of which board members
AGA	246	(51)	297	—
BSA	—	—	—	—
SO	201	(22)	174	49
Total	447	(73)	471	49

There were no new instruments attributed in 2022. Due to the significant departures of the year, share based expenses in 2022 included a true up to account for actual forfeitures, which resulted in a net reversal for employees.
Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34
Granted	—	€—
Forfeited	(19,386)	€73.60
Exercised	(1,608)	€73.60
Outstanding at December 31, 2020	19,810	€122.50
Exercisable at December 31, 2020	19,810	€122.50
Granted
Forfeited
Exercised
Outstanding at December 31, 2021	19,810	€122.50
Exercisable at December 31, 2021	19,810	€122.50
Granted
Forfeited
Exercised
Outstanding at December 31, 2022	19,810	€122.50
Exercisable at December 31, 2022	19,810	€122.50

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46
Granted	505,950	€6.69
Forfeited	(111,860)	€9.53
Exercised	—	€—
Outstanding at December 31, 2020	1,291,336	€8.91
Exercisable at December 31, 2020	236,525	€21.28
Granted	658,800	€3.46
Forfeited	(45,925)	€5.74
Exercised	—	€—
Outstanding at December 31, 2021	1,904,211	€7.09
Exercisable at December 31, 2021	636,376	€11.47
Granted
Forfeited	(881,264)	€7.83
Exercised
Outstanding at December 31, 2022	1,022,947	€6.45
Exercisable at December 31, 2022	549,097	€11.56

Number of outstanding free shares (AGA) with a ratio of 1 option = 1 share	Number of oustanding free shares
Outstanding at December 31, 2019	648,345
Granted	300,049
Forfeited	(181,146)
Acquired	(6,743)
Outstanding at December 31, 2020	760,505
Granted	375,162
Forfeited	(144,047)
Acquired	(22,539)
Outstanding at December 31, 2021	969,081
Granted
Forfeited	(385,360)
Acquired
Outstanding at December 31, 2022	583,721
As of December 31, 2022, the outstanding equity instruments could lead to the issuance of 1,804,768 potential shares.
Depreciation, amortization and impairment

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Amortization and impairment of intangible assets	16	571	7
Depreciation of property, plant and equipment	3,457	3,455	2,168
Impairment of property, plant and equipment			983
Depreciation of the right of use	1,518	1,351	733
Impairment of the right of use			728
Total amortization and depreciation	4,991	5,377	4,619
The decrease in depreciation in 2022, is primary related to the sale of the Princeton facility to Catalent in April 2022 for €1,896 thousand and to the impairment of the intangible production process for €560 thousand in 2021 . The impairment charge increase in 2022 mainly concerns Adenine (Lyon, France) production site, with €983 thousand for the equipments and €728 thousand for the right of use (see note 4.1.2 and 4.2) Financial income (loss)

Accounting policies

Financial income (loss) includes mainly:
•Amortized costs of convertibles notes and change in fair value of embedded derivatives;
•Interest expenses incurred on financial liabilities and lease liabilities;
•Income received from cash and cash equivalents;
•Gains and losses on exchange rate variations on financial and investing transactions.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Income from short term deposits	12	13	58
Change in fair value of derivative liabilities	652	1,175	0
Other financial income	225	4,234	4,395
Financial income	889	5,422	4,453
Amortized cost of convertible notes	(1,684)	(1,566)
Financial expenses on lease liability	(336)	(305)	(138)
Interest expense related to borrowings	(142)	(267)	(181)
Other financial expenses	(3,192)	(564)	(1,045)
Financial expenses	(5,354)	(2,702)	(1,364)
Financial income (loss)	(4,465)	2,720	3,089
Other financial income and expenses are mainly comprised of:
•Net Foreign currency gains and (losses) of €(3,028) thousand in 2020, €3,570 thousand in 2021 and €2,891 thousand in 2022;
•A net expense of €390 thousand in 2021 related to the accounting of OCABSA contract, in accordance with IFRS 9 (no corresponding expense in 2020 and 2022).
• In 2022 we recorded €386 thousand related to the extinguishment of BPI conditional advance accrued interest (see note 4.8.2).
Income tax

Accounting policies
Current taxes
The Parent Company, as an entity incorporated in France, is subject to the corporate value-added contribution "cotisation sur la valeur ajoutée des entreprises—CVAE" . To enter within the scope of IAS 12 Income Taxes (“IAS 12”), a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.
Deferred taxes
Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.
Deferred tax assets and liabilities are not discounted.

Tax rate and tax loss carryforwards
As of December 31, 2022, the amount of accumulated tax loss carryforwards were:
•€364.2 million in France, with no expiration date. The proposed merger with PHERECYDES (refer to note 2.9) may limit the Company’s ability to use all or part of the tax loss carryforward.
•€12.2 million ($13.0 million) in the United States with no expiration date.
The standard corporate tax rate in France was 25% for 2022.

Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Net loss	(73,300)	(53,797)	(228)
Current Income tax (1)	(3)	(2)	(521)
Profit / Loss before tax	(73,297)	(53,795)	293
Tax rate	28%	26.50%	25.00%
Theoretical tax expense or income	20,522	14,256	(73)
Current year loss not capitalized	(20,803)	(15,766)	(585)
Research tax credits	960	972	371
Tax rate differences	—	—	(58)
Share based compensation expense	(330)	(351)	(112)
Other differences	(354)	887	(64)
Effective tax (loss) / income	(3)	(2)	(521)
Nature of deferred taxes
The deferred tax related to loss carryforwards of Erytech Pharma S.A are computed using a rate of 25%.

(1) Considering the level of tax loss of the Company, no current tax expense were recognized in 2020 and 2021. In 2022 following the sales of the Princeton facility by our US subsidiary and the recognition of a net gain of €24.3 millions (see note 3.1), the Company performed a tax analysis to determine the extent of prior year federal and state tax losses which could be carried forward to offset the current year gain. As a result of this analysis, the company recorded a current income tax expense of €0.5 million for the year ended December 31, 2022.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Loss carryforward	76,978	91,775	94,466
Tax credit carryforward	79	178	158
Temporary differences	484	953	410
Unrecognized deferred tax assets	(77,541)	(92,906)	(95,035)
Net amount	—	—	—
The Company did not recognized any deferred tax expense or income in 2020, 2021, 2022.
Basic earnings (loss) per share and diluted earnings (loss) per share

Accounting policies

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.
The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, equity instruments granted to employees, members of the Board of Directors or other individuals as detailed in note 3.3.3 and convertibles notes and warrants issued as part of the financing agreement with financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund as detailed in note 4.8.1.
Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of diluted loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

	12/31/2020	12/31/2021	12/31/2022
Net loss (in thousands of euros)	(73,300)	(53,797)	(228)
Weighted number of shares for the period (1)	18,386,587	23,692,457	31,016,053
Basic loss per share (€/share)	(3.99)	(2.27)	(0.01)
Diluted loss per share (€/share)	(3.99)	(2.27)	(0.01)

	12/31/2020	12/31/2021	12/31/2022
Number of shares as of January 1 (1)	17,937,535	18,386,587	31,016,053
Number of shares issued during the year (prorata temporis)
Share capital increase	—	3,591,634
Conversion of convertible notes ("OCA")	437,128	1,705,162
Exercise of warrants	10,391	—
Free shares acquired	1,533	9,074
Weighted number of shares for the period	18,386,587	23,692,457	31,016,053
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).
As of December 31, 2020, 2021 and 2022, the potential shares that could be issued (see Note 3.3.3 and Note 4.9.1) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.